Paid-in capital subject to redemption and other preferential rights/redeemable shares with other preferential rights - Share subscription agreement (Details) - Sep. 29, 2018 - MINISO Guangzhou	USD ($) item	CNY (¥) item
Paid in Capital Subject To Redemption And Other Preferential Rights Or Redeemable Shares With Other Preferential Rights [Line Items]
Number of investors | item	2	2
Hillhouse
Paid in Capital Subject To Redemption And Other Preferential Rights Or Redeemable Shares With Other Preferential Rights [Line Items]
Equity interest acquired	5.3763%	5.3763%
Consideration	$ 72,683,000	¥ 491,514,000
Tencent
Paid in Capital Subject To Redemption And Other Preferential Rights Or Redeemable Shares With Other Preferential Rights [Line Items]
Equity interest acquired	5.3763%	5.3763%
Consideration | ¥		¥ 500,000,000